Capital - Summary of Change in Capital (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of changes in unrealized fair value of available-for-sale investments [abstract]
Pre-defnied share repurchase plan	$ (3)